Transfers and Servicing of Financial Assets - Cash Flows Relating to Loan Sales with Continuing Involvement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Transfers and Servicing [Abstract]
Proceeds from new loan sales	$ (6,167)	[1]	$ 28,392	[1]	$ 4,335	[1]
Proceeds from loan servicing fees	21,077		6,229		2,624
Proceeds from servicing advances	3,232		591		138
Repurchases and indemnifications of previously sold loans	$ 4,070		$ 0		$ 0

[1]	Represents the proceeds from mortgage loans or pools of mortgage loans sold to FNMA, FHLMC and GNMA and is presented net of the related repayments of borrowings under the Company's mortgage funding arrangements used to fund the related mortgage loans prior to sale.